Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
11. Income Taxes
Total loss before income taxes for the years ended December 31, 2022, 2021 and 2020 did not include a foreign component.
The components of the provision expense (benefit) were as follows for the years ended December 31, 2022, 2021, and 2020 (in thousands):

	Year Ended December 31,
	2022	2021	2020
Current income tax expense (benefit):
Federal	$—	$—	$—
State	4	5	(53)

Total current	4	5	(53)
Deferred income tax expense (benefit):
Federal	(10,396)	(12,981)	(3,970)
State	(1,851)	(2,472)	(130)

Total deferred	(12,247)	(15,453)	(4,100)
Changes in tax rate	1,347	31	93
Changes in valuation allowance	10,900	15,422	4,007

Total income tax benefit from continuing operations	$4	$5	$(53)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The components of the Company’s net deferred tax liabilities and related valuation allowance are as follows as of December 31, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$48,984	$39,714
Debt related interest	15,272	12,205
Capitalized research and development	2,014	—
Tax credit carryforwards	1,630	1,630
Stock based compensation	1,602	3,233
Accrued expense and reserves	568	1,517
Operating lease liabilities	315	404
Other	77	236

Total deferred tax assets	70,462	58,939
Less valuation allowance	(67,543)	(56,643)

Total deferred tax assets	2,919	2,296

Deferred tax liabilities:
Intangible assets	(2,666)	(1,975)
Operating lease right-of-use assets	(253)	(319)
Other	—	(2)

Total deferred tax liabilities	(2,919)	(2,296)

Net deferred tax liabilities	$—	$—

The reconciliation between U.S. federal income taxes at the statutory rate and the Company’s provision for income taxes are as follows for the years ended December 31, 2022, 2021, and 2020 (in thousands):

	Year Ended December 31,
	2022	2021	2020
Income tax benefit at federal statutory rate	$(4,905)	$(19,150)	$(9,408)
Valuation allowance	10,900	15,422	4,007
Debt discount and interest limitation	(9,293)	8,954	(806)
Compensation expense	2,469	224	166
Acquisition related charges	992	75	63
Prior year true-up and carryback	(713)	(3,968)	6,955
State, net of federal tax benefit	(174)	(2,545)	(1,164)
Income tax credits and incentives	—	—	(101)
Other	728	993	235

Income tax benefit	$4	$5	$(53)

The Company has evaluated the available evidence supporting the realization of its gross deferred tax assets, including the amount and timing of future taxable income, and has determined that it is more likely than not that the deferred tax assets will not be realized. Due to such uncertainties surrounding the realization of the deferred tax assets, the Company maintains a valuation allowance of $67.5 million against its deferred tax assets as of December 31, 2022. Realization of the deferred tax assets will be primarily dependent upon the Company’s ability to generate sufficient taxable income prior to the expiration of its net operating losses.
As of December 31, 2022, the Company had $
205.6
 million and $
106.9
 million of federal and state net operating loss carryforwards, respectively. The net operating loss carryforwards begin to expire in
2035
and
2034
for
federal and state, respectively. The Company also had federal research and development income tax credits of $
2.0
 million which will begin to expire in
2035
.
Internal Revenue Code Section 382 rules apply to limit a corporation’s ability to utilize existing net operating loss and tax credit carryforwards once the corporation experiences an ownership change as defined in Section 382. For the years ended December 31, 2022 and 2021, there was no impact of such limitations on the Company’s income tax provis ion.
The Company is subject to taxation in U.S. federal and state tax jurisdictions. All of the Company’s tax years will remain open for three years for examination by the federal and state tax authorities from the date of utilizations of net operating loss. There are no active tax compliance audits as of December 31, 2022.
A reconciliation of the beginning and ending amount of unrecognized tax expense (benefits) is as follows for the years ended December 31, 2022, 2021, and 2020 (in thousands):

	2022	2021	2020
Beginning balance	$408	$406	$385
Increase related to prior year tax positions	—	2	—
Decrease related to prior year tax positions	—	—	(4)
Increase related to current year tax positions	—	—	25

Ending balance	$408	$408	$406

At December 31, 2022, 2021, and 2020,
$
0.4
 million, $
0.4
 million and $
0.4
 million, respectively, of the Company’s total unrecognized tax benefits, if recognized, would impact the effective tax rate, however given the full valuation allowance in the jurisdiction in which the unrecognized tax benefits relate to, the impact on the effective tax rate would be nil.
The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense. No interest or penalties have been recognized as of and for the periods ended December 31, 2022, 2021, and 2020.
The Company believes that no material amount of the liabilities for uncertain tax positions are expected to reverse within 12 months of D ec
ember 31, 2022.